Trade payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade payables.
Schedule of trade payables	Trade payables comprise the following at December 31:

	2025	2024
	US$'000	US$'000
Payable to suppliers	144,699	157,894
Advances from customers	154	357
Total	144,853	158,251